Personnel Costs - Summary of Personal Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Line Items]
Employee benefits expense	€ 9,321	€ 9,119	€ 9,134
Animal Health Business [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Line Items]
Employee benefits expense	€ 0	€ 600	€ 600